M. Share-Based Compensation (Details-Options Summary) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 $3.00 - $6.00	Dec. 31, 2013 7.50 - 12.90	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member] $3.00 - $6.00	Dec. 31, 2013 Employee Stock Option [Member] 7.50 - 12.90
Number of shares outstanding				1,468,000	419,000	377,000	288,000	371,000	1,097,000
Weighted average exercise price				$ 8.379				$ 5.914	$ 9.213
Aggregate intrinsic value				$ 9,733				$ 3,373	$ 6,360
Weighted average remaining contractual life (years)	8 years 9 months 4 days	6 years 7 months 2 days	9 years 5 months 27 days
Number of shares exercisable				275,000				270,000	5,000
Weighted average exercise price				$ 5.915				$ 5.881	$ 7.500
Aggregate intrinsic value				$ 2,500	$ 700			$ 2,463	$ 43
Weighted average remaining contractual life (years)	6 years 1 month 17 days	6 years 2 months 19 days	1 year 9 months 7 days